Other reserves (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Balance at beginning of the period		$ 286	€ 253	$ 48	$ 12
Total other comprehensive income (expense) for the year		77		179	(48)
Hedging losses transferred to cost of inventory					22
Hedging gains transferred to cost of inventory		(116)
Total other comprehensive income for the period pre AMP Transfer	[1]			66
Hedging gains transferred to cost of inventory pre AMP Transfer				(6)
Total other comprehensive (expense)/income for the period post AMP Transfer	[1]			113
Hedging gains transferred to cost of inventory post AMP Transfer				(77)
Capital contribution				113
AMP Transfer				(1,112)
Business combination				1,175
Balance at end of the period		455	€ 427	286	48
Other reserves
Balance at beginning of the period		(5,593)		(15)	(4)
Total other comprehensive income (expense) for the year		52			(33)
Hedging losses transferred to cost of inventory					22
Hedging gains transferred to cost of inventory		(116)
Total other comprehensive income for the period pre AMP Transfer	[1]			55
Hedging gains transferred to cost of inventory pre AMP Transfer				(6)
Total other comprehensive (expense)/income for the period post AMP Transfer	[1]			97
Hedging gains transferred to cost of inventory post AMP Transfer				(77)
Capital contribution				113
AMP Transfer				(5,924)
Business combination				164
Balance at end of the period		(5,657)		(5,593)	(15)
Foreign currency translation reserve
Balance at beginning of the period		(28)		(32)	10
Total other comprehensive income (expense) for the year		10			(42)
Total other comprehensive income for the period pre AMP Transfer				14
Total other comprehensive (expense)/income for the period post AMP Transfer				(10)
Balance at end of the period		(18)		(28)	(32)
Cash flow hedges reserve
Balance at beginning of the period		82		17	(14)
Total other comprehensive income (expense) for the year		42			9
Hedging losses transferred to cost of inventory					22
Hedging gains transferred to cost of inventory		(116)
Total other comprehensive income for the period pre AMP Transfer				41
Hedging gains transferred to cost of inventory pre AMP Transfer				(6)
Total other comprehensive (expense)/income for the period post AMP Transfer				107
Hedging gains transferred to cost of inventory post AMP Transfer				(77)
Balance at end of the period		8		82	$ 17
Other reserve
Balance at beginning of the period		(5,647)
Capital contribution				113
AMP Transfer				(5,924)
Business combination				164
Balance at end of the period		$ (5,647)		$ (5,647)

[1]	At January 1, 2022